Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Trademarks [Member]
Goodwill and Other Intangible Assets (Textual) [Abstract]
Trademark impairment loss related to trade name			$ 3.8	$ 3.8
Aggregate intangible amortization charged to comprehensive income (loss)	$ 0.4	$ 24.3	$ 21.9